Investment in Associates and Joint Ventures - Additional Information (Detail) - TD Ameritrade [member] $ / shares in Units, $ in Billions, $ in Billions	3 Months Ended	12 Months Ended
	Jan. 31, 2020 CAD ($) shares	Oct. 31, 2019 CAD ($) shares	Jan. 31, 2020 USD ($) $ / shares	Oct. 31, 2019 USD ($) $ / shares
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage	43.27%	43.19%
Fair value of outstanding shares	$ 15	$ 12	$ 11	$ 9
Closing price of shares | $ / shares			$ 47.48	$ 38.38
Stock repurchased | shares	1,800,000	21,500,000
Ownership percentage threshold after stock repurchases that requires the bank to use reasonable effort to sell or dispose excess stock		45.00%
Maximum ownership percentage of the bank that is allowed to result after stock repurchases		47.00%